S000045773 [Member] Expense Example - Ashmore Emerging Markets Short Duration Fund	Oct. 31, 2025 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	976
Expense Example, with Redemption, 10 Years	2,184
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	379
Expense Example, with Redemption, 3 Years	826
Expense Example, with Redemption, 5 Years	1,300
Expense Example, with Redemption, 10 Years	2,606
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	334
Expense Example, with Redemption, 3 Years	844
Expense Example, with Redemption, 5 Years	1,480
Expense Example, with Redemption, 10 Years	$ 3,010